Fixed assets	12 Months Ended
Dec. 31, 2018
Text block1 [abstract]
Fixed assets

Note 13 - Fixed assets

Fixed Assets (1)	Fixed assets under construction	Real estate in use (2)		Other fixed assets (2)					Total
		Land	Buildings	Improvements	Installations	Furniture and equipment	EDP systems (3)	Other (communication, security and transportation)
Annual depreciation rates			4%	10%	10 to 20%	10 to 20%	20 to 50%	10 to 20%

Cost
Balance at 01/01/2018	367	1,044	3,107	2,204	1,955	1,152	8,679	1,148	19,656
Acquisitions	474	—	—	35	22	59	764	129	1,483
Disposal	—	(13)	(103)	(45)	(13)	(16)	(264)	(30)	(484)
Exchange variation	3	6	(2)	42	(8)	(5)	(12)	4	28
Transfers	(289)	—	66	122	39	—	62	—	—
Other (5)	1	47	43	129	(7)	19	99	2	333
Balance at 12/31/2018	556	1,084	3,111	2,487	1,988	1,209	9,328	1,253	21,016

Depreciation
Balance at 01/01/2018	—	—	(1,893)	(1,375)	(1,151)	(715)	(6,411)	(752)	(12,297)
Accumulated depreciation	—	—	(80)	(183)	(155)	(97)	(909)	(121)	(1,545)
Disposal	—	—	24	32	5	11	236	29	337
Exchange variation	—	—	14	(24)	12	20	(5)	(3)	14
Other (5)	—	—	6	(120)	(1)	(53)	(39)	(16)	(223)
Balance at 12/31/2018	—	—	(1,929)	(1,670)	(1,290)	(834)	(7,128)	(863)	(13,714)

Book value
Balance at 12/31/2018 (4)	556	1,084	1,182	817	698	375	2,200	390	7,302

(1)	The contractual commitments for purchase of the fixed assets totaled R$ 41 achievable by 2019 (Note 32 - Off balance sheet).
(2)	Includes the amount of R$ 3 related to attached real estate.
(3)	Includes lease contracts, mainly related to data processing equipment, which are accounted for as lease operations. The asset and the liability are recognized in the Financial Statements.
(4)	During de period, there was no impairment of assets recorded in Fixed assets.
(5)	Includes the total amount of R$ 209 related to the hyperinflationary adjustment for Argentina.

Fixed assets (1)	Fixed assets under construction	Real estate in use (2)		Other fixed assets (2)					Total
		Land	Buildings	Improvements	Installations	Furniture and equipment	EDP systems (3)	Other (communication, security and transportation)
Annual depreciation rates			4%	10%	10 to 20%	10 to 20%	20 to 50%	10 to 20%

Cost
Balance at 01/01/2017	387	1,047	3,099	1,857	1,901	1,205	8,543	1,075	19,114
Acquisitions	302	—	—	147	7	111	294	82	943
Disposal	—	(1)	(69)	(46)	(1)	(14)	(313)	(20)	(464)
Exchange variation	—	4	5	37	15	(12)	5	1	55
Transfers	(320)	—	86	122	26	—	86	—	—
Other	(2)	(6)	(14)	87	7	(138)	64	10	8
Balance at 12/31/2017	367	1,044	3,107	2,204	1,955	1,152	8,679	1,148	19,656

Depreciation
Balance at 01/01/2017	—	—	(1,840)	(1,114)	(986)	(674)	(5,804)	(654)	(11,072)
Accumulated depreciation	—	—	(80)	(211)	(154)	(104)	(910)	(105)	(1,564)
Disposal	—	—	16	29	—	6	283	19	353
Exchange variation	—	—	—	(12)	10	28	(16)	(4)	6
Other	—	—	11	(67)	(21)	29	36	(8)	(20)
Balance at 12/31/2017	—	—	(1,893)	(1,375)	(1,151)	(715)	(6,411)	(752)	(12,297)

Book value
Balance at 12/31/2017 (4)	367	1,044	1,214	829	804	437	2,268	396	7,359

(1)	The contractual commitments for purchase of the fixed assets totaled R$ 181 achievable by 2019 (Note 32 - Off balance sheet).
(2)	Includes the amount of R$ 3 related to attached real estate.
(3)	Includes lease contracts, mainly related to data processing equipment, which are accounted for as lease operations. The asset and the liability are recognized in the Financial Statements.
(4)	During de period, there was no impairment of assets recorded in Fixed assets.

Fixed assets (1)	Fixed assets under construction	Real estate in use (2)		Other fixed assets (2)					Total
		Land	Buildings	Improvements	Installations	Furniture and equipment	EDP systems (3)	Other (communication, security and transportation)
Annual depreciation rates			4%	10%	10 to 20%	10 to 20%	20 to 50%	10 to 20%

Cost
Balance at 01/01/2016	792	1,008	3,026	1,673	1,801	975	8,217	858	18,350
Acquisitions	341	57	70	137	47	309	246	223	1,430
Disposal	—	(4)	(13)	(56)	(15)	(8)	(449)	(6)	(551)
Exchange variation	(2)	(15)	(11)	(22)	(3)	(67)	151	3	34
Transfers	(738)	—	27	125	—	1	515	4	(66)
Other	(6)	1	—	—	71	(5)	(137)	(7)	(83)
Balance at 12/31/2016	387	1,047	3,099	1,857	1,901	1,205	8,543	1,075	19,114

Depreciation
Balance at 01/01/2016	—	—	(1,764)	(930)	(841)	(579)	(5,138)	(557)	(9,809)
Accumulated depreciation	—	—	(80)	(245)	(142)	(102)	(1,038)	(95)	(1,702)
Disposal	—	—	11	53	6	5	377	4	456
Exchange variation	—	—	(8)	8	9	(1)	(101)	(8)	(101)
Other	—	—	1	—	(18)	3	96	2	84
Balance at 12/31/2016	—	—	(1,840)	(1,114)	(986)	(674)	(5,804)	(654)	(11,072)

Book value
Balance at 12/31/2016(4)	387	1,047	1,259	743	915	531	2,739	421	8,042

(1)	The contractual commitments for purchase of the fixed assets totaled R$ 48, achievable by 2017 (Note 32 - Off balance sheet).
(2)	Includes the amount of R$ 4 related to attached real estate.
(3)	Includes lease contracts, mainly related to data processing equipment, which are accounted for as lease operations. The asset and the liability are recognized in the Financial Statements.
(4)	During de period, there was no impairment of assets recorded in Fixed assets.